Annual Total Returns - Treasury Portfolio [BarChart] - 03.31 FIMM Funds Class 3 Combo PRO-10 - Treasury Portfolio - Class III	May 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.49%
Annual Return 2018	1.46%
Annual Return 2019	1.82%
Annual Return 2020	0.25%